INVESTMENTS IN REHABILITATION OBLIGATION FUNDS	12 Months Ended
Jun. 30, 2021
Investments in rehabilitation obligation funds [Abstract]
Investments in rehabilitation obligation funds
12

INVESTMENTS IN REHABILITATION

OBLIGATION

FUNDS
ACCOUNTING POLICIES
Cash and cash equivalents in environmental rehabilitation trusts
Cash

and

cash

equivalents

included

in

environmental

rehabilitation

trusts

comprise

low-risk,

interest-bearing

cash

and

cash
equivalents and are non-derivative financial assets categorised as financial assets measured at amortised cost.
Cash and cash

equivalents are initially

measured at fair

value. Subsequent to

initial recognition, cash

and cash equivalents

are
measured at amortised cost, which is equivalent to their fair value.
The

cash

and

cash

equivalents

in

environmental

rehabilitation

trusts

are

for

the

sole

use

of

material

future

environmental
rehabilitation payments and are therefore included in non-current assets.
Reimbursive right for environmental rehabilitation guarantees
Funds held in the cell captive that secure the environmental rehabilitation guarantees issued are recognised as a right to receive a reimbursement and are

measured at the

lower of the

amount of the

consolidated environmental rehabilitation liability

recognised
and the consolidated fair value of the fund assets.
Changes in the carrying value

of the fund assets, other

than those resulting from contributions and

payments, are recognised in
finance income.
The funds held in the

cell captive are for the

sole use of material future environmental

rehabilitation payments and are

therefore
included in non-current assets
Funding of environmental rehabilitation activities (refer note 11)
Environmental

rehabilitation

payments

to

reduce

the

environmental

rehabilitation

obligations

and

ongoing

rehabilitation
expenditure are mostly funded by cash generated from operations.

Guardrisk Insurance Company Limited (" Guardrisk
") has guarantees in issue amounting

to R
430.1

million (2020: R
427.3

million)
to the Department of Mineral Resources and Energy (" DMRE
") on behalf of DRDGOLD related to the environmental

obligations.
The funds in the cell captive serve as collateral for these guarantees.
Amounts in R million Note 2021 2020
Cash and cash equivalents in environmental rehabilitation trust funds 564.7 542.2

Opening balance
542.2 508.9

Growth
6 22.5 33.3
Reimbursive right for environmental rehabilitation guarantees 87.5 83.8

Opening balance
83.8 78.6

Growth
6 3.7 5.2
652.2 626.0
CREDIT RISK
The Group

is exposed

to credit

risk on

the total

carrying value

of the

investments held

in the

environmental rehabilitation

trust
funds.
The Group manages its exposure

to credit risk by diversifying these

investments across a number of major

financial institutions,
as well as investing funds in low-risk, interest-bearing cash and cash equivalents.
MARKET RISK
Interest rate risk
A change of 100 basis points (bp) in interest rates at the reporting date would have increased/(decreased) equity and profit/(loss)
by the amounts shown below. This analysis assumes that all other variables, in particular the balance of the funds, remain constant. The analysis excludes income tax.
Amounts in R million 2021 2020
100 bp increase 5.6 5.4
100bp (decrease) (5.6) (5.4)
FAIR VALUE

OF FINANCIAL INSTRUMENTS
The fair

value of

the cash

and cash

equivalents in

the environmental

rehabilitation trust

funds approximate

their carrying

value
due to their short-term maturities.